RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS
27.	RELATED PARTY TRANSACTIONS

The Group has related party relationships with its subsidiaries, and with its directors and executive officers.

Leasing arrangements with related parties

The Group has entered into various arrangements with JRJ Investments (“JRJ”), a partnership owned by Mr O’Caoimh and Dr Walsh, directors of the Company, to provide for current and potential future needs to extend its premises at IDA Business Park, Bray, Co. Wicklow, Ireland.

In November 2002, the Group entered into an agreement for a 25 year lease with JRJ for offices that have been constructed adjacent to its premises at IDA Business Park, Bray, Co. Wicklow, Ireland. The annual rent of €381,000 (US$432,000) is payable from January 1, 2004. There was a rent review performed on this premises in 2009 and further to this review, there was no change to the annual rental charge.

In December 2007, the Group entered into an agreement with Mr. O’Caoimh and Dr Walsh pursuant to which the Group took a 25-year lease on an additional 43,860 square foot manufacturing facility in Bray, Ireland at a rate of € 17.94 per square foot (including fit out) giving a total annual rent of €787,000 (US$892,000).

Trinity Biotech and its directors (excepting Mr O’Caoimh and Dr Walsh who express no opinion on this point) believe that the arrangements entered into represent a fair and reasonable basis on which the Group can meet its ongoing requirements for premises. At December 31, 2017 there were no rental payments outstanding (2016: Nil).

Compensation of key management personnel of the Group

At December 31, 2017, 2016 and 2015 the key management personnel of the Group were made up of three key personnel: the two executive directors; Mr Ronan O’Caoimh and Dr Jim Walsh and Mr Kevin Tansley, our Chief Financial Officer/Executive Director. Kevin Tansley was appointed to the board in September 2016 as an Executive Director.

Compensation for the year ended December 31, 2017 of these personnel is detailed below:

	December 31, 2017	December 31, 2016
	US$’000	US$’000
Short-term employee benefits	1,177	1,298
Performance related bonus	223	248
Post-employment benefits	44	41
Share-based compensation benefits	663	1,114

	2,107	2,701

The amounts disclosed in respect of directors emoluments in note 5 includes non-executive directors' fees of US$400,000 (2016: US$400,000) and share-based compensation benefits of US$156,000 (2016: US$181,000). Total directors' remuneration is also included in "personnel expenses" (Note 7) and "(loss)/profit before tax" (Note 5). Share-based compensation benefits included in note 5 exclude capitalised amounts of US$92,000 (2016: US$174,000).

On March 30, 2011, the service agreement with Ronan O’Caoimh as Chief Executive Officer was terminated and replaced by an agreement with Darnick Company, a company wholly-owned by members of Mr O’Caoimh’s immediate family. Directors’ compensation includes payments made to Darnick Company.

Directors’ compensation also includes payments made to Diagnostic Polymers, a company wholly-owned by Jim Walsh and members of his immediate family.

Directors’ and Company Secretary’s interests in the Company’s shares and share option plan

	‘A’ Ordinary Shares	Share options
At January 1, 2017	5,719,706	7,655,004
Exercised	—	—
Granted	—	5,150,000
Expired	—	(315,000)
Forfeited	—	(3,720,000)

At December 31, 2017	5,719,706	8,770,004

	‘A’ Ordinary Shares	Share options
At January 1, 2016	5,695,306	6,015,004
Exercised	—	(60,000)
Granted	—	1,700,000
Shares purchased during the year	24,400	—

At December 31, 2016	5,719,706	7,655,004

Rayville Limited, an Irish registered company, which is wholly owned by the three executive directors and certain other executives of the Group, owns all of the ‘B’ non-voting Ordinary Shares in Trinity Research Limited, one of the Group’s subsidiaries. The ‘B’ shares do not entitle the holders thereof to receive any assets of the company on a winding up. All of the ‘A’ voting ordinary shares in Trinity Research Limited are held by the Group. Trinity Research Limited may, from time to time, declare dividends to Rayville Limited and Rayville Limited may declare dividends to its shareholders out of those amounts.

Any such dividends paid by Trinity Research Limited are ordinarily treated as a compensation expense by the Group in the consolidated financial statements prepared in accordance with IFRS, notwithstanding their legal form of dividends to minority interests, as this best represents the substance of the transactions.

The last dividend paid by Trinity Research Limited to Rayville Limited was in June 2009 for US$2,830,000.  At the time this amount was immediately lent back by Rayville Limited to Trinity Research Limited. Since then US$1,788,000 of these loans have been repaid and recognised as a compensation expense by the Group. As of December 31, 2016 and December 31, 2017, the remaining amount of the loan was US$1,042,000. As this remaining amount of the original dividend is matched by a loan from Rayville Limited to Trinity Research Limited which is repayable solely at the discretion of the Remuneration Committee of the Board and is unsecured and interest free, the Group netted the dividend paid to Rayville Limited against the corresponding loan from Rayville Limited in the 2016 and 2017 consolidated financial statements.